Patient Service Revenue (Tables)	6 Months Ended
Jun. 30, 2012
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the six months ended June 30,
	2012	2011

Medicare ESRD program	$1,926,433	$1,805,775
Private/alternative payors	1,775,378	1,499,652
Medicaid and other government sources	194,154	111,674
Hospitals	201,709	192,844
Total patient service revenue	$4,097,674	$3,609,945